Fair Value Measurements - Fair Value Hierarchy (Details) - USD ($) $ in Thousands		Sep. 30, 2022		Dec. 31, 2021
Assets:
Cash equivalents		$ 6,633		$ 8,133
Deferred compensation plans		2,189
Total assets at fair value		33,687		10,620
Liabilities:
Deferred compensation plans		2,189
Total liabilities at fair value		4,342
Foreign currency contracts - not designated as hedges | Not Designated As Hedging Instrument
Assets:
Derivative assets		2,432	[1]	2,487	[2]
Liabilities:
Foreign currency contracts - not designated as hedges		2,153	[3]	2,309	[4]
Foreign currency contracts - not designated as hedges | Not Designated As Hedging Instrument | Fair Value, Recurring [Member]
Assets:
Foreign currency contracts - not designated as hedges	[1]			509
Liabilities:
Foreign currency contracts - not designated as hedges	[5]			30
Cross currency swap agreements
Assets:
Derivative assets		9,578
Interest rate swap agreements
Assets:
Derivative assets		12,855
Level One
Assets:
Cash equivalents		6,633		8,133
Deferred compensation plans		0
Total assets at fair value		6,633		8,133
Liabilities:
Deferred compensation plans		0
Total liabilities at fair value		0
Level One | Foreign currency contracts - not designated as hedges | Not Designated As Hedging Instrument
Assets:
Derivative assets		0	[1]	0	[2]
Liabilities:
Foreign currency contracts - not designated as hedges		0	[3]	0	[4]
Level One | Foreign currency contracts - not designated as hedges | Not Designated As Hedging Instrument | Fair Value, Recurring [Member]
Assets:
Foreign currency contracts - not designated as hedges	[1]			0
Liabilities:
Foreign currency contracts - not designated as hedges	[5]			0
Level One | Cross currency swap agreements
Assets:
Derivative assets		0
Level One | Interest rate swap agreements
Assets:
Derivative assets		0
Level Two
Assets:
Cash equivalents		0		0
Deferred compensation plans		2,189
Total assets at fair value		27,054		2,487
Liabilities:
Deferred compensation plans		2,189
Total liabilities at fair value		4,342
Level Two | Foreign currency contracts - not designated as hedges | Not Designated As Hedging Instrument
Assets:
Derivative assets		2,432	[1]	2,487	[2]
Liabilities:
Foreign currency contracts - not designated as hedges		2,153	[3]	2,309	[4]
Level Two | Foreign currency contracts - not designated as hedges | Not Designated As Hedging Instrument | Fair Value, Recurring [Member]
Assets:
Foreign currency contracts - not designated as hedges	[1]			509
Liabilities:
Foreign currency contracts - not designated as hedges	[5]			30
Level Two | Cross currency swap agreements
Assets:
Derivative assets		9,578
Level Two | Interest rate swap agreements
Assets:
Derivative assets		12,855
Level Three
Assets:
Cash equivalents		0		0
Deferred compensation plans		0
Total assets at fair value		0		0
Liabilities:
Deferred compensation plans		0
Total liabilities at fair value		0
Level Three | Foreign currency contracts - not designated as hedges | Not Designated As Hedging Instrument
Assets:
Derivative assets		0	[1]	0	[2]
Liabilities:
Foreign currency contracts - not designated as hedges		0	[3]	0	[4]
Level Three | Foreign currency contracts - not designated as hedges | Not Designated As Hedging Instrument | Fair Value, Recurring [Member]
Assets:
Foreign currency contracts - not designated as hedges	[1]			0
Liabilities:
Foreign currency contracts - not designated as hedges	[5]			$ 0
Level Three | Cross currency swap agreements
Assets:
Derivative assets		0
Level Three | Interest rate swap agreements
Assets:
Derivative assets		$ 0

[1]	Included within Other Current Assets in the Consolidated Balance Sheet.
[2]	Included within Other Current Assets in the Consolidated and Combined Condensed Balance Sheet.
[3]	Included within Accrued Liabilities in the Consolidated Balance Sheet.
[4]	Included within Accrued Liabilities in the Consolidated and Combined Condensed Balance Sheet.
[5]	Included within other accrued liabilities in the Consolidated Balance Sheet.